Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Current assets:
Cash and cash equivalents	$ 62,508	$ 50,065
Marketable Securities	13,857	0
Accounts receivable, net of allowances of $212 and $104, respectively	23,515	22,026
Inventory	12,138	7,620
Prepaid expenses and other current assets	45,923	20,520
Total current assets	157,941	100,231
Property, plant and equipment, net	352,221	280,022
Software and web site development costs, net	14,016	9,071
Deferred tax assets	8,762	581
Goodwill	317,187	140,893
Intangible Assets, net	110,214	30,337
Other assets	28,644	29,184
Investment in equity interests	0	11,248
Total assets	988,985	601,567
Current liabilities:
Accounts payable	52,770	22,597
Accrued expenses	121,177	103,338
Deferred revenue	26,913	18,668
Deferred tax liabilities	2,178	1,466
Short-term debt	37,575	8,750
Other current liabilities	888	207
Total current liabilities	241,501	155,026
Deferred tax liabilities	30,846	12,246
Other liabilities	44,420	14,734
Lease financing obligation	18,117	0
Long-term debt	410,484	230,000
Total liabilities	745,368	412,006
Commitments and contingencies (Note 18)
Temporary Equity [Abstract]
Noncontrolling interests (Note 16)	11,160	0
Shareholders’ equity:
Preferred shares, par value €0.01 per share, 100,000,000 shares authorized; none issued and outstanding	0	0
Ordinary shares, par value €0.01 per share, 100,000,000 shares authorized; 44,080,627 shares issued; and 32,329,244 and 32,791,338 shares outstanding, respectively	615	615
Treasury shares, at cost, 11,751,383 and 11,289,289 shares, respectively	(423,101)	(398,301)
Additional paid-in capital	309,990	299,659
Retained earnings	342,840	299,144
Accumulated other comprehensive income (loss)	2,113	(11,556)
Total shareholders’ equity	232,457	189,561
Total liabilities, noncontrolling interests and shareholders’ equity	$ 988,985	$ 601,567